GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Allot Communications Ltd. (the "Company") was incorporated in November 1996 under the laws of the State of Israel. The Company is engaged in developing, selling and marketing intelligent service optimization and monetization solutions for mobile, fixed and cloud service providers, and enterprises. The Company’s flexible and highly scalable service delivery framework, in the form of hardware platforms and software applications, leverages the intelligence in data networks enabling service providers to get closer to their customers; to safeguard network assets and users; and to accelerate time-to-revenue for value-added services. The Company's products consist of the Service Gateway and NetEnforcer service delivery platforms, the NetXplorer and Subscriber Management Platform network management and provisioning suites and value added services such as WebSafe Personal and Business Security solution, Service Protector network protection solution, ClearSee for Network analytics and MediaSwift E and VideoClass for media optimization.

The Company's Ordinary Shares are listed in the NASDAQ Global Select Market under the symbol "ALLT" from its initial public offering in November 2006. Since November, 2010, the Company's Ordinary Shares have been listed for trading in the Tel Aviv Stock Exchange as well.

The Company holds twelve wholly-owned subsidiaries (the Company together with said subsidiaries shall collectively be referred to as "Allot"): Allot Communications, Inc. in Woburn, Massachusetts, United-States (the "U.S. subsidiary"), which was incorporated in 1997 under the laws of the State of California, Allot Communication Europe SARL in Sophia, France (the "European subsidiary"), which was incorporated in 1998 under the laws of France, Allot Communications Japan K.K. in Tokyo, Japan (the "Japanese subsidiary"), which was incorporated in 2004 under the laws of Japan, Allot Communication (UK) Limited (the "UK subsidiary"), which was incorporated in 2006 under the laws of England and Wales, Allot Communications (Asia Pacific) Pte. Ltd. ("the Singaporean subsidiary"), which was incorporated in 2006 under the laws of Singapore, Allot Communications (New Zealand) Limited. (the "NZ subsidiary"), which was incorporated in 2007 under the laws of New Zealand, Allot India Private Limited. (the "Indian subsidiary”), which was incorporated in 2012 under the laws of India and commenced its activity in 2013, Allot Communications Africa (PTY) Ltd. (the "African subsidiary”), which was incorporated in 2013 under the laws of South Africa, Allot Communications (Hong Kong) Limited (the "HK subsidiary”), which was incorporated in 2013 under the laws of Hong-Kong, Allot Communications Spain, S.L. Sociedad Unipersonal (the "Spanish subsidiary”), which was incorporated in 2015 under the laws of Spain, Allot Communications (Colombia) S.A.S (the "Colombian subsidiary”), which was incorporated in 2015 under the laws of Colombia and Allot MexSub (the "Mexican subsidiary"), which was incorporated in 2015 under the laws of Mexico.

The U.S. subsidiary is engaged in the sale, marketing and technical support and development services in the Americas of products manufactured and imported by the Company. The European, Japanese, NZ, UK, Singaporean, Indian, HK African, Colombian and Mexican subsidiaries are engaged in marketing and technical support services of the Company's products in Europe, Japan, Oceania, UK, Asia, Africa and Latin America, respectively.

The Spanish subsidiary commenced its operations in 2015 and is engaged in the marketing, technical support and development activities of one of the Company's product lines.

b.	Acquisition:

On March 23, 2015 (the "Optenet acquisition date"), the Company entered into an asset purchase agreement (the "Optenet APA") with the shareholders of Optenet S.A. ("Optenet") a private, global IT security company that develops security solutions for internet service providers and enterprises.

The total consideration for the acquisition was $ 17,938, which consisted of $ 9,859 paid in cash and primarily an additional contingent consideration estimated at fair value of $ 8,079 at the Optenet acquisition date. As of December 31, 2016 and 2015, the contingent consideration is estimated at fair value of $ 4,504 and $ 6,102, respectively. The change in fair value of the contingent consideration was recorded as reduction to general and administrative expenses.

The contingent consideration is payable over a five year term ending March 23, 2020 based on achievement of certain thresholds of revenues derived from Optenet’s products and has payments cap of $27,500. The obligation in respect of the contingent consideration is presented under Other payables and accrued expenses and Other long-term liability.

The acquisition was accounted for using the purchase method of accounting in accordance with ASC No. 805, “Business Combinations” ("ASC No. 805"). Accordingly, the purchase price was allocated according to the estimated fair values of the assets acquired and liabilities assumed and the excess of the purchase price over the net tangible and identified intangible assets was assigned to goodwill. The fair value of intangible assets was determined by management with the assistance of a third party valuation.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value
Current assets	$54
Equipment	152
Deferred revenues	(155)
Current and non-current liabilities	(103)
Technology	4,032
Customer relationships	2,824
Backlog	386
Goodwill	10,748

Net assets acquired	$17,938

Technology includes security solutions for internet service providers and enterprises such as encompass parental control, anti-malware and anti-spam products. The technology is amortized over the estimated useful life of 4.34 years using the straight line method.

Backlog from customer orders is amortized over the estimated useful life of 2.8 years.

Customer relationships is derived from customer contracts and related customer relationships with existing customers. Customer relationships is amortized based on the accelerated method over the estimated useful life of 4.8 years.

The Company acquisition transaction costs amounted to $ 397.

Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2015 and 2014, to give effect to the acquisition of Optenet as if it had occurred on January 1, 2014. The pro forma information is not necessarily indicative of the results of operations that would have been had the acquisition actually occurred on January 1, 2014, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2015	2014
	Unaudited
Revenues	$100,683	$124,244
Net loss	$(21,177)	$(17,976)

c.	Cost reduction plans:

During the third quarter of 2016, the Company initiated a limited restructuring plan to reduce its operating cost and improve its efficiency, mainly by reducing staff functions and some operations positions, as well as other measures. The restructuring expenses include mainly severance and other compensation related expenses associated with the termination of employment under a restructuring plan. The total restructuring costs in 2016 associated with exiting activities of the Company were $ 1,290 and recorded in operating expenses. As of December 31, 2016, the total liability balance for the restructuring plan was $ 309, mainly due to termination of employment expenses.